Expense Example - QS Global Equity Fund	Mar. 01, 2021 USD ($)
Class A
Expense Example:
Expense Example, with Redemption, 1 Year	$ 700
Expense Example, with Redemption, 3 Years	995
Expense Example, with Redemption, 5 Years	1,312
Expense Example, with Redemption, 10 Years	2,208
Class C
Expense Example:
Expense Example, with Redemption, 1 Year	308
Expense Example, with Redemption, 3 Years	678
Expense Example, with Redemption, 5 Years	1,175
Expense Example, with Redemption, 10 Years	2,543
Class I
Expense Example:
Expense Example, with Redemption, 1 Year	97
Expense Example, with Redemption, 3 Years	329
Expense Example, with Redemption, 5 Years	579
Expense Example, with Redemption, 10 Years	1,296
Class 1
Expense Example:
Expense Example, with Redemption, 1 Year	121
Expense Example, with Redemption, 3 Years	378
Expense Example, with Redemption, 5 Years	655
Expense Example, with Redemption, 10 Years	1,445
Class R
Expense Example:
Expense Example, with Redemption, 1 Year	158
Expense Example, with Redemption, 3 Years	506
Expense Example, with Redemption, 5 Years	878
Expense Example, with Redemption, 10 Years	1,925
Class IS
Expense Example:
Expense Example, with Redemption, 1 Year	92
Expense Example, with Redemption, 3 Years	319
Expense Example, with Redemption, 5 Years	564
Expense Example, with Redemption, 10 Years	$ 1,268